Operating Segments (Details) - Schedule of reporting on operating segments geographic region - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Total	$ 32,217	$ 23,034	$ 83,900	$ 72,173	$ 103,642
Proprietary Products [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Proprietary Products	25,580	17,123	67,198	57,316	75,521
Distribution [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Distribution	6,637	5,911	16,702	14,857	28,121
U.S.A and North America [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Total	20,597	12,710	52,866	39,265	49,763
U.S.A and North America [Member] | Proprietary Products [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Proprietary Products	20,597	12,710	52,866	39,265	49,763
U.S.A and North America [Member] | Distribution [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Distribution
Israel [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Total	8,014	6,760	20,333	21,294	35,774
Israel [Member] | Proprietary Products [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Proprietary Products	1,377	849	3,631	6,437	7,653
Israel [Member] | Distribution [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Distribution	6,637	5,911	16,702	14,857	28,121
Europe [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Total	750	1,097	2,192	4,491	5,677
Europe [Member] | Proprietary Products [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Proprietary Products	750	1,097	2,192	4,491	5,677
Europe [Member] | Distribution [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Distribution
Latin America [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Total	1,775	1,652	5,301	5,255	9,127
Latin America [Member] | Proprietary Products [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Proprietary Products	1,775	1,652	5,301	5,255	9,127
Latin America [Member] | Distribution [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Distribution
Asia [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Total	767	734	2,665	1,753	3,167
Asia [Member] | Proprietary Products [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Proprietary Products	767	734	2,665	1,753	3,167
Asia [Member] | Distribution [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Distribution
Others [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Total	314	82	543	115	134
Others [Member] | Proprietary Products [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Proprietary Products	314	$ 81	543	115	134
Others [Member] | Distribution [Member]
Operating Segments (Details) - Schedule of reporting on operating segments geographic region [Line Items]
Distribution